Schedule of transactions between related parties (Details) - CAD ($)	12 Months Ended
	May 31, 2019	May 31, 2018
Disclosure of transactions between related parties [line items]
Salary or fees	$ 1,067,296	$ 451,976
Share-based payments	903,442	774,027
Total	1,970,739	1,226,003
Management
Disclosure of transactions between related parties [line items]
Salary or fees	907,230	356,143
Share-based payments	386,013	398,933
Total	1,293,243	755,076
Directors
Disclosure of transactions between related parties [line items]
Salary or fees	160,066	95,833
Share-based payments	517,430	375,094
Total	$ 677,496	$ 470,927